Stock-based compensation - Stock options issued and outstanding (Details)		12 Months Ended
	Oct. 27, 2023 $ / shares	Dec. 31, 2023 CAD ($) EquityInstruments shares $ / shares	Dec. 31, 2022 CAD ($) shares
Stock-based compensation
Weighted average exercise price		$ 29.84
Number of stock options | shares		100,000	110,000
Market price	$ 39.40
Number of options vested (exercisable) | EquityInstruments		100,000
12-Apr-27
Stock-based compensation
Weighted average exercise price		$ 29.84
Weighted average remaining exercisable life (years)		3 years 3 months 18 days
Number of stock options | EquityInstruments		100,000
Grant date (exercisable) fair value | $		$ 29.84
Stock options
Stock-based compensation
Total stock based compensation | $		$ 1,519,000	$ 1,472,000